Debt	3 Months Ended
Mar. 31, 2018
Debt Disclosure [Abstract]
Debt
2.	Debt

As at March 31, 2018 Ardmore had six loan facilities, which it has used primarily to finance vessel acquisitions or vessels under construction and also for working capital. ASC’s applicable ship-owning subsidiaries have granted first-priority mortgages against the relevant vessels in favor of the lenders as security for Ardmore’s obligations under the loan facilities, which totaled 24 vessels as at March 31, 2018. ASC and its subsidiary ASLLC have provided guarantees in respect of the loan facilities. ASC has granted a guarantee over its trade receivables in respect of the ABN AMRO Revolving Facility. These guarantees can be called upon following a payment default. The outstanding principal balances on each loan facility as at March 31, 2018 and December 31, 2017 were as follows:

	As at
	Mar 31, 2017	Dec 31, 2017

NIBC Bank Facility	8,530,000	8,885,000
CACIB Bank Facility	33,400,000	34,100,000
ABN/DVB/NIBC Joint Bank Facility	157,090,585	162,115,591
Nordea/SEB Joint Bank Facility	129,669,072	132,272,938
ABN AMRO Facility	62,744,979	64,201,180
ABN AMRO Revolving Facility	10,564,311	11,092,158
Total debt	401,998,947	412,666,867
Deferred finance fees	(7,703,633)	(8,243,297)
Net total debt	394,295,314	404,423,570
Current portion of long-term debt	38,856,620	39,282,538
Current portion of deferred finance fees	(2,152,382)	(2,210,990)
Total current portion of long-term debt	36,704,238	37,071,548
Non-current portion of long-term debt	357,591,076	367,352,022

Future minimum repayments under the Company’s loan facilities for each year indicated below are as follows:

As at
Mar 31, 2018
2018	29,142,465
2019	38,856,620
2020	38,856,620
2021	41,159,894
2022	189,430,411
2023	64,552,937
401,998,947

NIBC Bank Facility

On September 12, 2014, one of ASC’s subsidiaries entered into a $13.5 million long-term loan facility with NIBC Bank N.V. to finance a secondhand vessel acquisition which delivered to Ardmore in 2014. The facility was drawn down in September 2014 and bears interest at a rate of LIBOR plus 2.90%. Principal repayments on the loans are made on a quarterly basis, with a balloon payment payable with the final instalment. The loan facility matures in September 2021.

CACIB Bank Facility

On May 22, 2014, two of ASC’s subsidiaries entered into a $39.0 million long-term loan facility with Credit Agricole Corporate and Investment Bank to finance two vessels under construction. On March 10, 2016, this facility was refinanced, the lenders provided an additional $25 million commitment for additional financing and an additional tranche of $2.3 million was drawn down. The $25 million of additional financing was drawn and repaid in full during the three-month period ended September 30, 2016. Interest is calculated on each tranche at a rate of LIBOR plus 2.50%. Principal repayments on the loans are made on a quarterly basis, with a balloon payment payable with the final instalment. The full facility matures in 2022.

ABN/DVB/NIBC Joint Bank Facility

On January 13, 2016, 11 of ASC’s subsidiaries entered into a $213 million long-term loan facility with ABN AMRO Bank N.V. (“ABN”) and DVB Bank America N.V. to refinance existing facilities. The loan, was fully drawn down on January 22, 2016. Interest is calculated at a rate of LIBOR plus 2.55%. The loan matures in 2022. On August 4, 2016, an incremental term loan of $36.6 million was made under the amended facility in order to fund two vessel acquisitions, and NIBC Bank N.V. joined as an additional lender under the facility. The incremental term loan consists of two tranches, and interest is calculated at a rate of LIBOR plus 2.75%. Principal repayments on the loans are made on a quarterly basis, with a balloon payment payable with the final instalment. The additional tranches mature in 2023.

Nordea/SEB Joint Bank Facility

On January 13, 2016, seven of ASC’s subsidiaries entered into a $151 million long-term loan facility with Nordea Bank AB (publ) and Skandinaviska Enskilda Banken AB (publ) to refinance existing facilities. The loan was fully drawn down on January 22, 2016. Interest is calculated at a rate of LIBOR plus 2.50%. Principal repayments on the loans are made on a quarterly basis, with a balloon payment payable with the final instalment. The loan matures in 2022.

ABN AMRO Facility

On July 29, 2016, four of ASC’s subsidiaries entered into a $71.3 million long-term loan facility with ABN AMRO for vessel acquisitions. Three of the four tranches under the facility were drawn down during the third quarter of 2016. The fourth tranche was drawn down in the fourth quarter of 2016. Interest is calculated at a rate of LIBOR plus 2.75%. Principal repayments on the loans are made on a quarterly basis, with a balloon payment payable with the final instalment. The loan matures in 2023.

ABN AMRO Revolving Facility

On October 24, 2017, Ardmore entered into a $15 million revolving credit facility with ABN AMRO to fund working capital. Interest is calculated at a rate of LIBOR plus 3.5%. Interest payments are payable on a quarterly basis. The facility matures in October 2019.

Long-term debt financial covenants

Ardmore’s existing long-term debt facilities described above include certain covenants. The financial covenants require that ASC:

⋅	maintain minimum solvency of not less than 30%;
⋅	maintain minimum cash and cash equivalents based on the number of vessels owned and chartered-in and 5% of outstanding debt. The required minimum cash balance as of March 31, 2018, was $22.6 million;
⋅	ensure that the aggregate fair market value of the applicable vessels plus any additional collateral is, depending on the facility, no less than 130% of the debt outstanding for the facility;
⋅	maintain a corporate net worth of not less than $150 million; and
⋅	maintain positive working capital, excluding balloon maturities.

The Company was in full compliance with all of its loan covenants as of March 31, 2018 and 2017.